Post-employment benefits - Post-employment benefits (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Post-employment benefits [Line Items]
Present value of funded DBO	€ (1,180)	€ (1,659)
Fair value of plan assets	662	1,150
Net position	(519)	(510)
Value of reimbursement rights	7	7
Asset ceiling
Post-employment benefits [Line Items]
Net position	(1)	(1)	€ 0
Present value of funded DBO
Post-employment benefits [Line Items]
Present value of funded DBO	(708)	(1,152)
Present value of unfunded DBO
Post-employment benefits [Line Items]
Present value of funded DBO	(472)	(507)
Germany
Post-employment benefits [Line Items]
Present value of funded DBO	(723)	(773)
Fair value of plan assets	472	496
Net position	(251)	(277)
Value of reimbursement rights
Germany | Asset ceiling
Post-employment benefits [Line Items]
Net position
Germany | Present value of funded DBO
Post-employment benefits [Line Items]
Present value of funded DBO	(499)	(531)
Germany | Present value of unfunded DBO
Post-employment benefits [Line Items]
Present value of funded DBO	(224)	(242)
United States
Post-employment benefits [Line Items]
Present value of funded DBO	(117)	(547)
Fair value of plan assets		465
Net position	(117)	(82)
Value of reimbursement rights
United States | Asset ceiling
Post-employment benefits [Line Items]
Net position
United States | Present value of funded DBO
Post-employment benefits [Line Items]
Present value of funded DBO		(416)
United States | Present value of unfunded DBO
Post-employment benefits [Line Items]
Present value of funded DBO	(117)	(131)
Other countries
Post-employment benefits [Line Items]
Present value of funded DBO	(340)	(339)
Fair value of plan assets	190	189
Net position	(151)	(151)
Value of reimbursement rights	7	7
Other countries | Asset ceiling
Post-employment benefits [Line Items]
Net position	(1)	(1)
Other countries | Present value of funded DBO
Post-employment benefits [Line Items]
Present value of funded DBO	(209)	(205)
Other countries | Present value of unfunded DBO
Post-employment benefits [Line Items]
Present value of funded DBO	€ (131)	€ (134)